TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Earnings before income tax-rate			$ 7,322,464	$ 1,183,270
Income tax expense by applying tax rate in force in the respective countries			(5,434,748)	(5,182,386)
Share of profit or loss of subsidiaries, joint ventures and associates			1,219,030	225,376
Stock options charge			(1,489,037)	(298,851)
Non-deductible expenses			(116,220)	(543,505)
Unrecognized deferred tax				(995,754)
Tax inflation adjustment			7,460,048	3,132,901
Result of inflation effect on monetary items and other finance results			(11,000,459)	(1,660,369)
Untaxed gains			598,959	33,052
Others				(408,013)
Income tax expenses	$ (8,333,387)	$ (684,906)	$ (8,762,427)	$ (5,697,549)